The Company and basis of presentation (Tables)	6 Months Ended
Jun. 30, 2026
The Company and basis of presentation
Schedule of goodwill recognized and impairment analysis

Goodwill analysis

in € K

	June 30, 2026	December 31, 2025
Goodwill	13,967,525	13,571,394
thereof Care Delivery	11,589,098	11,212,997
thereof Value-Based Care	380,181	368,663
thereof Care Enablement	1,998,246	1,989,734
FME AG shareholders’ equity	12,556,711	13,309,832
Market capitalization	10,537,944	11,383,815

Excess of recoverable amount over carrying amount

in € K

	Care Delivery		Value-Based Care		Care Enablement
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Recoverable amount of CGUs	8,350,088	6,521,602	410,854	172,260	3,776,899	2,732,309

Key assumptions

in %

	Care Delivery		Value-Based Care		Care Enablement
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Average revenue growth in projection period (1)	low-single-digit	low-single-digit	mid-single-digit	high-single-digit	mid-single-digit	mid-single-digit
Average operating income growth in projection period (1)	mid-single-digit	mid-single-digit	low-triple-digit	low-triple-digit	low-double-digit	high-single-digit
Residual value growth	1.00	1.00	2.80	2.80	1.00	1.00
Pre-tax weighted average cost of capital (WACC)	8.14	8.90	7.73	8.53	7.68	8.43
After-tax WACC	6.51	7.21	6.49	7.20	6.27	6.42
(1)	For CGUs Care Delivery and Care Enablement, a projection period of ten years is used. For CGU Value-Based Care, a projection period of five years is used, given the nascent nature of the business.

Sensitivity analysis(1)

Change in percentage points

	Care Delivery		Value-Based Care		Care Enablement
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Pre-tax WACC	3.35	2.69	3.86	1.71	2.78	2.02
After-tax WACC	2.63	2.11	3.02	1.32	2.21	1.41
Residual value growth	(12.02)	(8.53)	(5.99)	(2.36)	(7.43)	(4.74)
Operating income margin of each projection year	(3.91)	(3.18)	(0.95)	(0.41)	(3.70)	(2.62)
(1)	The sensitivity analysis is based upon the goodwill impairment tests performed as of June 30, 2026 and December 31, 2025.

Schedule of reclassifications

	January 1, 2025	December 31, 2025

Current income tax refundable	248,668	126,197
Other current assets (1)	584,180	410,834
Non-current income tax refundable	62,361	92,051
Other non-current assets	135,964	126,174
Current provisions	448,368	431,370
Other current liabilities (1)	1,079,077	1,039,743
Non-current provisions	196,516	173,351
Other non-current liabilities	177,647	147,563
(1)	As of January 1, 2025, assets held for sale and liabilities directly associated with assets held for sale in the amount of €161,013 and €27,511 are included in “Other current assets” and “Other current liabilities.” respectively.